Annual Total Returns - Technology Portfolio [BarChart] - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-19 - Technology Portfolio - Technology Portfolio-Default	Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	(9.56%)
Annual Return 2012	17.16%
Annual Return 2013	31.76%
Annual Return 2014	10.65%
Annual Return 2015	7.40%
Annual Return 2016	11.94%
Annual Return 2017	49.86%
Annual Return 2018	(8.79%)
Annual Return 2019	51.07%
Annual Return 2020	63.71%